LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of operating leases future minimum lease payments
Amount

The remainder of 2024	$10,200
2025	20,142
2026	13,115
2027	9,049
2028	7,060
Thereafter	206
Total undiscounted cash flows	$59,772
Less: Imputed interest	$(2,927)
Present value of lease liabilities	$56,845

Schedule of supplemental balance sheet information
	June 30, 2024	December 31, 2023
	(Unaudited)
Weighted-average remaining lease term	3.3 years	3.7 years
Weighted-average discount rate	3.6%	3.5%